SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Principles Of Consolidation and Basis Of Presentation [Policy Text Block]
Principles of consolidation and basis of presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, fair value of bifurcated derivative, purchase price allocation and contingent consideration with respect to business combinations, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translations and transactions

The Company, GTH, Clear Mind and World Hope’s functional currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries use the primary currency of the economic environment in which their operations are conducted as their functional currency. Renminbi (“RMB”) is determined to be the functional currency of all PRC subsidiaries; Singapore dollar (“SGD”) is determined to be the functional currency of HI, HAP, CCPL, CEPL, BCPL and BMSG; Malaysian Ringgit (“MYR”) is determined to be the functional currency of CESB, BMJB and BMKL; and United Arab Emirates Dirham (“AED”), Hong Kong dollar (“HKD”), Macau Pataca (“MOP”), Indian Rupee (“INR”) and Euro (“EUR”) are the functional currencies of CCPL Dubai, CSHK, CMDE, HAIP and Hollycon Italy, respectively. The Company uses the US dollars as its reporting currency.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Transactions dominated in currencies other than the functional currency are translated into functional currency at the exchange rates prevailing on the transaction dates, and the exchange gains or losses are reflected in the consolidated statements of comprehensive income for the reporting period.

Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings , except for those raised from intercompany transactions with investment nature, which are recorded in other comprehensive income.

For the years ended June 30, 2013, 2014 and 2015, the Company recorded foreign exchange gain (loss), net of $800, $794 and $(6,765), respectively.

Business Combinations Policy [Policy Text Block]
Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time Deposits With Original Maturities Over Three Months [Policy Text Block]
Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of June 30, 2015, $29,051, $14,721 and $5,878 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore and Malaysia, respectively. As of June 30, 2014, $17,100 and $11,234 time deposits with original maturities over three months were placed in financial institutions in the PRC and Malaysia, respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees, or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are also recognized over the contractual terms based on the percentage of completion method. The contracts for mechanical and electrical solution services are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from 6 months to 3 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts (“ASC 605-35”), recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Revisions in the estimated total costs of integrated contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses are expected on uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solution contracts at least semi-annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which were revised during the years ended June 30, 2013, 2014 and 2015, had been used as a basis of recognition of integrated contract revenue since the contract commencement, net income for the years ended June 30, 2013, 2014 and 2015 would have been decreased by $11,253, $4,436, and $26,232, respectively; basic net income per share for years ended June 30, 2013, 2014 and 2015 would have been decreased by $0.20, $0.08, and $0.45, respectively; and diluted net income per share for the years ended June 30, 2013, 2014 and 2015, would have decreased by $0.20, $0.08, and $0.44, respectively. Revisions to the estimated total costs for the years ended June 30, 2013, 2014 and 2015 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.

The Company generally recognizes 100% of the contractual revenue when the customer acceptance has been obtained, and no further major costs are estimated to be incurred, normally this is also when the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Service rendered

The Company has in recent years extended its service offerings as described below. The Company mainly provides two types of services:

Revenue from one-off services: the Company provides different types of one-off services, including on-site maintenance service and training services which are generally completed on site within a few working days. Revenue is recognized when the Company has completed all the respective services described in the contracts, there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured.

Revenue from services covering a period of time: the Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solution contract. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company recognizes revenue on a pro-rata basis over the contractual term.

Revenue from services was not presented separately in the consolidated statement of comprehensive income for the fiscal year ended June 30, 2013 as the amounts was immaterial.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are accounted for on the “first-in, first-out basis”, and stated at the lower of cost or market.

The Company assesses the lower of cost or market for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Standard Product Warranty, Policy [Policy Text Block]
Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period. In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each reporting date. The Company adjusts the accrued warranty liabilities in line with the results of its assessment.

Accounts Receivable and Cost and Estimated Earnings In Excess Of Billings [Policy Text Block]
Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. There are different billing practices in the PRC and overseas operating subsidiaries including Concord and Bond. For the Company’s PRC subsidiaries, billings are issued based on milestones specified in contracts negotiated with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed at each milestone are specified in the contract. All contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solution contract is scheduled at the end of a warranty period. For Concord and Bond, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord or Bond based on the certified billings according to the payment terms mutually agreed between the customers and Concord or Bond. Certain amounts are retained by the customer and payable to Concord and Bond upon satisfaction of final quality inspection or at the end of the warranty period. The retained amounts which were recorded as accounts receivables were $6,549, $9,653 and $10,380 for the three years ended June 30, 2013, 2014 and 2015, respectively. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract. If no prepayment is received by the Company, revenue will be recognized through costs and estimated earnings in excess of billings.

The Company does not require collateral from its customers. Based on the prevailing collection practices in China, it is a reasonable expectation for the enterprises in the automation industry to take over one year to collect the accounts receivable in full.

The Company does not charge interest for late payments by its customers. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Company sets up a doubtful account for a customer based on the aging of the outstanding amount as well as the customer’s credit worthiness.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment, net

Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Lease, Policy [Policy Text Block]
Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life
Customer relationship	57 - 60 months
Order backlog	21 - 33 months
Residual values are considered nil.

Goodwill Impairment [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill outstanding at June 30, 2015 was related to the acquisition of Concord and Bond (see note 3). In accordance with ASC 350, Intangibles, Goodwill and Other (“ASC 350”), goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment on June 30 in each year. The Company performs a qualitative assessment to determine if it is more likely than not that the fair value of each identified reporting unit is less than its carrying amount. If this is the case, the Company is not required to calculate the fair value of its reporting unit(s) and perform the two-step impairment test. However, if the Company concludes otherwise, the first step of the two-step impairment test is performed by comparing the carrying value of its reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Company recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

The estimated fair values of the Company’s another reporting unit exceeded its estimated carrying value and therefore goodwill in another reporting unit was not impaired

Impairment Of Long Lived Assets Other Than Goodwill [Policy Text Block]
Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

There was no impairment loss for the periods presented.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue. Shipping and handling costs incurred are included in cost of integrated contracts and/or costs of products sold as appropriate.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs consist primarily of salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

Vat Refunds and Government Subsidies [Policy Text Block]
VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as valued added tax (“VAT”), and then is entitled to a refund of the portion that the Company’s actual VAT burden exceeding 3% levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when cash refunds or the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. Government grants received for the years ended June 30, 2013, 2014 and 2015 amounted to $11,322, $5,792 and $7,593 respectively, of which $4,878, $5,103 and $2,191 were included as a credit to operating expenses in the statements of comprehensive income for the years ended June 30, 2013, 2014 and 2015, respectively.

Appropriations To Statutory Reserve [Policy Text Block]
Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

In accordance with ASC 280, Segment reporting (“ASC 280”), segment reporting is determined based on how the Company’s chief operating decision makers review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments in the financial reporting structure and their management report, namely industrial automation, rail transportation and mechanical and electrical solutions. The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income (“ASC 220”), the Company presents components of net income and other comprehensive income in one continuous statement.

Equity and Cost Method Investments, Policy [Policy Text Block]
Investments in cost and equity investees

The Company accounts for its equity investments under either the cost method or the equity method by considering the Company’s rights and ability to exercise significant influence over the investees. Under the cost method, investments are initially carried at cost. In the event that the fair value of the investment falls below the initial cost and the decline is considered as other-than-temporary, the Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The impairment loss on investment in cost investees for the years ended June 30, 2013, 2014 and 2015 were nil, $325 and nil respectively. There was no impairment loss on investments in equity investees for the years ended June 30, 2013, 2014 and 2015, respectively.

Interest Capitalization, Policy [Policy Text Block]
Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Earnings Per Share, Policy [Policy Text Block]
Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in a subsequent period if actual forfeitures differ from initial estimates.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurements

The Company has adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue Recognition Leases [Policy Text Block]
Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lessor [Policy Text Block]
Accounting for lessor

Minimum contractual rental from leases are recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Concentration Of Risks [Policy Text Block]
Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet date. As of June 30, 2015, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC, Singapore, Malaysia and Dubai, which management believes are of high credit quality. Accounts receivable, other receivables and amounts due from related parties are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance of accounts receivable as of June 30, 2014 and 2015, respectively.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to monetary assets or liabilities held in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US dollars against RMB was approximately 2.31%, 0.42% and 0.64% for the years ended June 30, 2013, 2014 and 2015, respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of RMB against the US dollar would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

For the years ended June 30, 2013, 2014 and 2015, the net foreign currency translation gains resulting from the translation of RMB and SGD functional currencies to the U.S. dollar reporting currency recorded in other comprehensive income was $4,193, $2,146 and $1,256, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: (1) Identify the contract(s) with a customer; (2) Identify the performance obligations in the contract; (3) Determine the transaction price; (4) Allocate the transaction price to the performance obligations in the contract; (5) Recognize revenue when (or as) the entity satisfies a performance obligation. In August 2015, FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606) Deferral of the Effective Date (“ASU 2015-14), this update defers the effective date of ASU 2014-09 for all entities by one year. For a public entity, ASU 2014-09 is now effective for annual reporting periods beginning after December 15, 2017 including interim periods within that reporting period. Early adoption is not permitted. The Company is currently evaluating the impact of the adoption of this standard.

In January 2015, FASB issued ASU No. 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”), this update eliminates from GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement—Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. The amendments in ASU 2015-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company will adopt ASU No. 2015-01 on July 1, 2016, and does not expect the adoption of this update to have a material effect on the consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). ASU No. 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. ASU No. 2015-02 simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a Variable Interest Entities (“VIE”); (iii) changing consolidation conclusion for public and private companies in several industries that typically make use of limited partnerships or VIEs. ASU No. 2015-02 will be effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Company will adopt ASU No. 2015-02 on July 1, 2016, and does not expect the adoption of this update to have a material effect on the consolidated financial statements.

In April 2015, FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). The amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. An entity should apply the new guidance on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (that is, debt issuance cost asset and the debt liability). For public business entities, the amendments in ASU No. 2015-03 are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments in ASU 2015-03 is permitted for financial statements that have not been previously issued. The Company has early adopted ASU 2015-03 on a retrospective basis. There were no prior-period adjustments made to the consolidated financial statements for the years ended June 30, 2013 and 2014 as there were no debt issuance costs incurred. In addition, the impact on current fiscal year’s consolidated financial statements was immaterial.

In July 2015, FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”) The amendments in ASU 2015-11 do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure inventory within the scope of ASU 2015-11 at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. For public business entities, the amendments in ASU 2015-11 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company will adopt ASU 2015-11 on July 1, 2016, and does not expect the adoption of this update to have a material effect on the consolidated financial statements.